Related Party Transactions - Key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 18, 2023
Disclosure of transactions between related parties [line items]
Share-based payment transaction, additional value expensed	$ 600
Expense from share-based payment transactions	$ 1,700
Number of shares issued through reorganisation (in shares)	21,137,033
Issued to VAST Employees | Vast Employees
Disclosure of transactions between related parties [line items]
Number of shares issued through reorganisation (in shares)	264,533			264,533
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Short-term employee compensation/benefits	$ 2,796	$ 1,775	$ 1,130
Share-based payment expense	1,189	0	0
Long-term employee compensation/benefits	29	27	10
Key management personnel compensation	$ 4,014	$ 1,802	$ 1,140